Feb. 18, 2020
PACE® High Yield Investments
PACE® High Yield Investments

PACE® Select Advisors Trust

February 18, 2020

Supplement to the prospectuses relating to Class A and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 27, 2019, as supplemented.

Includes:

•  PACE® High Yield Investments

Dear Investor,

The purpose of this supplement is to update certain information for series (the "funds") of PACE Select Advisors Trust (the "Trust").

First, this supplement updates certain information regarding the investment subadvisory arrangements for PACE Alternative Strategies Investments ("PACE Alternative Strategies"), a series of the Trust. At the recommendation of UBS Asset Management (Americas) Inc. ("UBS AM"), the fund's manager, the Trust's Board of Trustees (the "Board") has appointed DLD Asset Management, LP ("DLD") and Magnetar Asset Management LLC ("Magnetar") to serve as new subadvisors to the fund. DLD and Magnetar assumed investment advisory responsibility with respect to separate portions of PACE Alternative Strategies' portfolio effective on February 14, 2020.

Second, this supplement updates certain information regarding the benchmark index for PACE High Yield Investments.

Third, this supplement updates certain information contained in the Prospectus regarding disclosure of portfolio holdings for the funds.

II. PACE High Yield Investments

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

All references to "ICE BofAML Global High Yield Index" as the benchmark index for PACE High Yield Investments are hereby replaced with "ICE BofA Global High Yield Index."
PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.